LEASE LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2025
LEASE LIABILITIES
Lease obligations
$
Balance, June 30, 2023	2,824,493
Additions during the year	-
Interest expense	335,184
Lease payments	(758,676)
Foreign exchange translation	70,197
Balance, June 30, 2024	2,471,198
Additions (disposals) during the period	706,974
Interest expense	263,218
Lease payments	(649,736)
Foreign exchange translation	(11,699)
Balance, June 30, 2025	2,779,955
	June 30, 2025 $	June 30, 2024 $
Current	317,182	435,276
Long-term	2,462,773	2,035,922
Total	2,779,955	2,471,198

Schedule of contractual undiscounted cash flows for lease obligations
$
Less than one year	610,514
One to five years	2,027,316
More than five years	1,587,427
Total undiscounted lease obligation	4,225,257